Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,476,242,000.00
Total Fee Amount	341,969.02
Total Offset Amount	0.00
Net Fee	$ 341,969.02
Offering Table N/A
Offset Table N/A	N/A